Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	¥ 8,215,880	¥ 7,767,266	¥ 6,795,504
Property, plant and equipment, net	739,285	750,010
JAPAN
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	2,233,776	2,199,099	2,197,881
Property, plant and equipment, net, Domestic	495,502	526,472
United States
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,528,097	1,302,052	1,064,765
Property, plant and equipment, net, Foreign	85,412	74,302
Europe
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,932,941	1,753,526	1,362,488
Property, plant and equipment, net, Foreign	38,637	48,055
China
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	546,697	520,539	464,784
Property, plant and equipment, net, Foreign	69,854	45,346
Asia Pacific
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,052,453	1,013,635	806,205
Property, plant and equipment, net, Foreign	41,096	39,815
Other Areas
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	921,916	978,415	¥ 899,381
Property, plant and equipment, net, Foreign	¥ 8,784	¥ 16,020